SUMMARY OF INTANGIBLE ASSETS NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Amortization	$ 145
Net book value	16,486	$ 5,027
Capitalised development expenditure [member]
IfrsStatementLineItems [Line Items]
Net book value	5,218	4,372
Licences [member]
IfrsStatementLineItems [Line Items]
Net book value	819	655
Technology License [Member]
IfrsStatementLineItems [Line Items]
Net book value	10,449
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Cost, beginning balance	5,027
Capitalized development cost	11,583	1,696
Currency translation adjustments		(566)
Cost, ending balance	16,610
Cost, beginning balance	5,154	4,024
Cost, ending balance		5,154
Gross carrying amount [member] | Capitalised development expenditure [member]
IfrsStatementLineItems [Line Items]
Cost, beginning balance	4,372
Capitalized development cost	977	975
Currency translation adjustments	(7)	(500)
Cost, ending balance	5,342
Cost, beginning balance	4,499	4,024
Cost, ending balance		4,499
Gross carrying amount [member] | Licences [member]
IfrsStatementLineItems [Line Items]
Cost, beginning balance	655
Capitalized development cost	157	721
Currency translation adjustments	7	(66)
Cost, ending balance	819
Cost, beginning balance	655
Cost, ending balance		655
Gross carrying amount [member] | Technology License [Member]
IfrsStatementLineItems [Line Items]
Cost, beginning balance
Capitalized development cost	10,449
Currency translation adjustments
Cost, ending balance	10,449
Accumulated Depreciation Amortisation [Member]
IfrsStatementLineItems [Line Items]
Currency translation adjustments	(3)	(3)
Accumulated amortization, beginning balance	127	116
Amortization		14
Accumulated amortization, ending balance	124	127
Accumulated Depreciation Amortisation [Member] | Capitalised development expenditure [member]
IfrsStatementLineItems [Line Items]
Currency translation adjustments	(3)	(3)
Accumulated amortization, beginning balance	127	116
Amortization		14
Accumulated amortization, ending balance	124	127
Accumulated Depreciation Amortisation [Member] | Licences [member]
IfrsStatementLineItems [Line Items]
Currency translation adjustments
Accumulated amortization, beginning balance
Amortization
Accumulated amortization, ending balance
Accumulated Depreciation Amortisation [Member] | Technology License [Member]
IfrsStatementLineItems [Line Items]
Currency translation adjustments
Accumulated amortization, beginning balance
Amortization
Accumulated amortization, ending balance